UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    March 31, 2010
                                                ------------------------

Check here if Amendment [    ]; Amendment Number:
                                                  -------

This Amendment (Check only one.):  [   ] is a restatement.
                                   [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Arrowgrass Capital Partners (US) LP
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Address:  245 Park Avenue
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          New York, New York 10167
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Form 13F File Number:  028-13317
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Sean Flynn
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Title:     Director of the General Partner
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Phone:      +1 (345) 949-9900
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Signature, Place, and Date of Signing:

     /s/ Sean Flynn            Cayman Islands             May 17, 2010
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      [Signature]               [City/State]                 [Date}



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Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                           FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:             0
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Form 13F Information Table Entry Total:        14
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Form 13F Information Table Value Total:        $ 275,434
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                                                (thousands)


List of Other Included Managers:  None

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


          COLUMN 1               COLUMN 2          COLUMN 3  COLUMN 4      COLUMN 5        COLUMN 6  COLUMN 7        COLUMN 8
----------------------------- ---------------     ---------- -------- ------------------- ---------- -------- ----------------------
                                                              VALUE     SHRS OR  SH/ PUT/ INVESTMENT  OTHER       VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS         CUSIP   (x$1000)   PRN AMT  PRN CALL DISCRETION MANAGERS    SOLE   SHARED NONE
----------------------------- ---------------     ---------- -------- ---------- --- ---- ---------- -------- --------- ------ ----

ADVANCED MICRO DEVICES INC     NOTE  5.750% 8/1   007903AN7   12,434      27,000 PRN          SOLE                27,000
CHINA HYDROELECTRIC CORP       SPONSORED ADR      16949D101      555      60,000 SH           SOLE                60,000
DEVELOPERS DIVERSIFIED RLTY    NOTE  3.000% 3/1   251591AS2    6,121      37,500 PRN          SOLE                37,500
JETBLUE AIRWAYS CORP           DBCV  6.750% 10/1  477143AF8    2,283       2,000 PRN          SOLE                 2,000
JETBLUE AIRWAYS CORP           DBCV  6.750% 10/1  477143AG6    9,282       8,130 PRN          SOLE                 8,130
LIBERTY ACQUISITION HLDGS CO   COM                53015Y107   48,983   4,957,819 SH           SOLE             4,957,819
LUCENT TECHNOLOGIES INC        DBCV  2.875% 6/1   549463AG2    3,260      17,500 PRN          SOLE                17,500
NAVIOS MARITIME ACQUIS CORP    SHS                Y62159101   30,902   3,130,864 SH           SOLE             3,130,864
NEW YORK TIMES CO              CL A               650111107      693      62,300 SH           SOLE                62,300
NORTH ASIA INVESTMENT CORP     COM                G66202105    6,129     619,100 SH           SOLE               619,100
PG&E CORP                      NOTE  9.500% 6/3   69331CAD0  141,020      50,156 PRN          SOLE                50,156
UNITED RENTALS INC             COM                911363109    5,170     551,200 SH           SOLE               551,200
UNITED RENTALS INC             NOTE  4.000% 11/1  911363AL3    1,266       1,500 PRN          SOLE                 1,500
UNITED RENTALS NORTH AMER IN   NOTE  1.875% 10/1  911365AH7    7,336      17,070 PRN          SOLE                17,070

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